Long-Term Debt - Summary of Scheduled Principal Payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Instrument Principal Payment [Line Items]
Debt Instrument, Annual Principal Payment	$ 539,247
2024
Debt Instrument Principal Payment [Line Items]
Debt Instrument, Annual Principal Payment	6,945
2025
Debt Instrument Principal Payment [Line Items]
Debt Instrument, Annual Principal Payment	6,945
2026
Debt Instrument Principal Payment [Line Items]
Debt Instrument, Annual Principal Payment	$ 525,357